Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (695)	$ (1,248)	$ (952)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	26	28	193
Share-based compensation (Note 12)	363	222	157
Amortization of discount relating to straight loan received from commercial bank (Note 6)	31	14	14
Exchange rate differences on straight loan received from commercial bank (Note 6)	(12)	(12)
Modification of terms of straight loan (Note 6A)			90
Forgiveness of loan under paycheck protection program notes (Note 6B)			(129)
Change in the fair value of derivative warrant liability (Note 8)	(66)
Change in the fair value of convertible advanced investments (Note 9)	(269)	70	288
Amortization of discount relating to liability to controlling shareholder (Note 14)	48	40
Change in estimation of maturity date of liability to controlling shareholder (Note 14)	12
Exchange rate differences on straight loan received from controlling shareholder (Note 14)	(16)
Capital loss from disposal of property and equipment			6
Decrease (increase) in trade receivables	(16)	310	704
Decrease (increase) in other current assets	(68)	2	(26)
Increase (decrease) in account payables	(26)	6	16
Decrease in deferred revenues	(4)	(2)	(32)
Increase in liability to controlling shareholder			177
Increase (decrease) in other current liabilities	33	(75)	63
Net cash provided by (used in) operating activities	(659)	(645)	569
Cash flows from investing activities:
Purchase of property and equipment	(10)	(2)	(4)
Capitalization of internal-use software (Note 2H)	(183)
Net cash used in investing activities	(193)	(2)	(4)
Cash flows from financing activities:
Net proceeds received upon completion of initial public offering transaction (Note 11B)	6,695
Deferred offering costs (Note 2F)		(98)	(215)
Proceeds received from issuance of convertible advanced investments (Note 9)			560
Proceeds received from paycheck protection program note (Note 6B)			54
Repayment of principal relating to straight loan received from commercial bank (Note 6)	(236)	(582)	(500)
Proceeds from loan received from controlling shareholder (Note 14)	25	115
Repayment of Facility Fee relating to straight loan received from commercial bank (Note 6)		(10)	(40)
Repayment of principal relating to straight loan received from controlling shareholder (Note 14)	(258)
Proceeds from issuance of unit consist of straight loan and warrant granted to commercial bank, net (Note 6C)		887
Proceeds received from exercise of share options into Ordinary Shares (Note 12)	49
Net cash provided by (used in) financing activities	6,275	312	(141)
Change in cash, cash equivalents	5,423	(335)	424
Cash, cash equivalents at beginning of year	693	1,028	604
Cash, cash equivalents at end of year	6,116	693	1,028
Non-cash investing and financing activities:
Capitalized deferred offering costs classified into equity upon completion of initial public offering transaction (Note 11)	(313)
Contribution to equity due to free interest loan from controlling shareholder (Note 14)		112
Automatic conversion of convertible advanced investments into shares (Note 9)	4,571
Deemed dividend upon trigger of down round protection (Note 11)	7
Share-based compensation capitalized in internal-use software (Note 2H)	50
Supplemental disclosure of cash flow information:
Interest paid	(133)	(77)	(90)
Interest received	97
Taxes paid	$ (38)	$ (54)	$ (49)